Annual Total Returns - VIPGrowthPortfolio-InitialServiceService2PRO - VIPGrowthPortfolio-InitialServiceService2PRO - VIP Growth Portfolio - VIP Growth Portfolio - Initial Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	11.30%
Annual Return 2015	7.17%
Annual Return 2016	0.80%
Annual Return 2017	35.13%
Annual Return 2018	(0.17%)
Annual Return 2019	34.31%
Annual Return 2020	43.89%
Annual Return 2021	23.21%
Annual Return 2022	(24.46%)
Annual Return 2023	36.24%